Leases (Details) - Schedule of carrying amounts of right-to-use assets - Office Lease [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of carrying amounts of right-to-use assets [Line Items]
Balance at beginning	$ 619	$ 790
Depreciation on right-to-use assets	(152)	(171)
Balance at ending	$ 467	$ 619